Document and Entity Information Document	9 Months Ended
	Sep. 30, 2011	Nov. 04, 2011
Entity Information [Line Items]
Entity Registrant Name	Whitestone REIT Operating Partnership, L.P.
Entity Central Index Key	0001490653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Amendment Description
Entity Common Stock Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Property	$ 241,488	$ 203,223	$ 192,832
Accumulated depreciation	(43,761)	(38,989)	(34,434)
Net operating real estate assets	197,727	164,234	158,398
Real estate assets held-for-sale, net	0	1,164	0
Total real estate assets	197,727	165,398	158,398
Cash and cash equivalents	32,660	17,591	6,275
Marketable securities	4,579	0	0
Escrows and acquisition deposits	4,092	4,385	8,155
Accrued rents and accounts receivable, net of allowance for doubtful accounts	5,309	4,691	4,514
Unamortized lease commissions and loan costs	3,618	3,574	3,973
Prepaid expenses and other assets	705	746	685
Other assets - discontinued operations	0	60	0
Total assets	248,690	196,445	182,000
Liabilities:
Notes payable	102,234	100,941	101,782
Accounts payable and accrued expenses	7,800	7,208	9,954
Tenants' security deposits	1,956	1,768	1,630
Distributions payable	3,647	2,133	1,775
Other liabilities - discontinued operations	0	112	0
Total liabilities	115,637	112,162	115,141
Partners' Capital:
General Partner, 10,861,546 and 5,550,374 units outstanding as of September 30, 2011 and December 31, 2010, respectively	114,702	62,708	43,590
Limited Partners, 1,814,569 units outstanding as of September 30, 2011 and December 31, 2010	20,232	21,575	23,269
Accumulated other comprehensive loss	(1,881)	0	0
Total partners' capital	133,053	84,283	66,859
Total liabilities and partners' capital	$ 248,690	$ 196,445	$ 182,000

Consolidated Balance Sheets Parentheticals	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Partners' Capital:
General Partner, units outstanding	10,861,546	5,550,374	3,324,941
Limited Partners, units outstanding	1,814,569	1,814,569	1,814,599

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property revenues
Rental revenues	$ 20,354	$ 19,167	$ 25,901	$ 26,449	$ 24,999
Other revenues	4,415	4,069	5,632	6,236	6,202
Total property revenues	24,769	23,236	31,533	32,685	31,201
Property expenses
Property operation and maintenance	6,238	5,952	8,358	8,519	8,862
Real estate taxes	3,367	2,978	3,925	4,472	3,973
Total property expenses	9,605	8,930	12,283	12,991	12,835
Other expenses (income)
General and administrative	4,737	3,735	4,992	6,072	6,708
Depreciation and amortization	6,098	5,281	7,225	6,958	6,859
Involuntary conversion	0	0	(558)	(1,542)	358
Interest expense	4,277	4,210	5,620	5,749	5,857
Interest, dividend and other investment income	(379)	(19)	(28)	(36)	(182)
Total other expense	14,733	13,207	17,251	17,201	19,600
Income (loss) from continuing operations before loss on disposal of assets and income taxes	431	1,099	1,999	2,493	(1,234)
Provision for income taxes	(164)	(211)	(264)	(222)	(219)
Loss on sale or disposal of assets	(17)	(113)	(160)	(196)	(223)
Income (loss) from continuing operations	250	775	1,575	2,075	(1,676)
Gain on sale of properties from discontinued operations	397	0	0	0	3,619
Income (loss) from discontinued operations	36	49	0	0	(188)
Net income	683	824	1,575	2,075	1,755
Earnings per unit - basic
Income (loss) from continuing operations excluding amounts attributable to unvested restricted shares	$ 0.02	$ 0.14	$ 0.27	$ 0.42	$ (0.34)
Income from discontinued operations	$ 0.05	$ 0.01	$ 0	$ 0	$ 0.7
Net income excluding amounts attributable to unvested restricted shares	$ 0.07	$ 0.15	$ 0.27	$ 0.42	$ 0.36
Earnings per unit - diluted
Income (loss) from continuing operations excluding amounts attributableto unvested restricted shares	$ 0.02	$ 0.14	$ 0.27	$ 0.41	$ (0.34)
Income from discontinued operations	$ 0.05	$ 0.01	$ 0	$ 0	$ 0.7
Net income excluding amounts attributable to unvested restricted shares	$ 0.07	$ 0.15	$ 0.27	$ 0.41	$ 0.36
Weighted average number of units outstanding:
Basic	10,166	5,211	5,705	4,930	4,884
Diluted	10,181	5,242	5,734	4,996	4,884
Distributions declared per unit	$ 0.855	$ 0.9075	$ 1.19	$ 1.35	$ 1.59
Consolidated Statements of Comprehensive Income (Loss)
Net income	683	824	1,575	2,075	1,755
Unrealized gain on cash flow hedging activities	0	0	0	0	368
Unrealized loss on available-for-sale marketable securities	(1,881)	0	0	0	0
Comprehensive income (loss)	$ (1,198)	$ 824	$ 1,575	$ 2,075	$ 2,123

Consolidated Statement of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner [Member]	Limited Partner [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2007	$ 80,882	$ 53,073	$ 28,177	$ (368)
Beginning Balance (Limited Partner Units) at Dec. 31, 2007			1,936,112
Beginning Balance (General Partner Units) at Dec. 31, 2007		3,213,260
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of units (Units)		(97,987)	(356,150)
Purchase of units (Value)	(7,241)	(2,479)	(4,762)
Reclassification of dividend reinvestment shares with rescission rights	(606)	(606)
Distributions	(7,986)	(5,231)	(2,755)
Unrealized gain on cash flow hedging activities	368			368
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	1,755	1,134	621
Ending Balance at Dec. 31, 2008	67,172	45,891	21,281	0
Ending Balance (Limited Partner Units) at Dec. 31, 2008			1,579,962
Ending Balance (General Partner Units) at Dec. 31, 2008		3,115,273
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OP Units issued in connection with property acquisition (Units)			234,637
OP Units issued in connection with property acquisition (Value)	3,625		3,625
Reclassification of dividend reinvestment shares with rescission rights	0
Share-based compensation (shares)		209,668
Share-based compensation (value)	764	764
Distributions	(6,777)	(4,407)	(2,370)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	2,075	1,342	733
Ending Balance at Dec. 31, 2009	66,859	43,590	23,269	0
Ending Balance (Limited Partner Units) at Dec. 31, 2009	1,814,599		1,814,599
Ending Balance (General Partner Units) at Dec. 31, 2009	3,324,941	3,324,941
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of dividend reinvestment shares with rescission rights	606	606
Issuance of OP Units (Units)		2,200,000
Issuance of OP Units (Value)	22,970	22,970
Share-based compensation (shares)		41,622
Share-based compensation (value)	73	73
Repurchase of common shares (shares)		(16,189)
Repurchase of common shares (value)	(249)	(249)
Distributions	(7,551)	(5,387)	(2,164)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	0
Net income	1,575	1,105	470
Ending Balance at Dec. 31, 2010	84,283	62,708	21,575	0
Ending Balance (Limited Partner Units) at Dec. 31, 2010	1,814,569		1,814,569
Ending Balance (General Partner Units) at Dec. 31, 2010	5,550,374	5,550,374
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of dividend reinvestment shares with rescission rights
Issuance of OP Units (Units)		5,309,600
Issuance of OP Units (Value)	59,683	59,683	0	0
Stock Issued During Period, Shares, Dividend Reinvestment Plan		1,669	0
StockIssuedDuringPeriodValueDividendReinvestmentPlanNetOfCosts	(16)	(16)	0	0
Share-based compensation (shares)		(30)
Share-based compensation (value)	86	86	0	0
Distributions	(9,785)	(8,320)	(1,465)
Unrealized gain on cash flow hedging activities	0
Unrealized loss on change in fair value of available-for-sale marketable securities	(1,881)	0	0	(1,881)
Net income	683	561	122
Ending Balance at Sep. 30, 2011	$ 133,053	$ 114,702	$ 20,232	$ (1,881)
Ending Balance (Limited Partner Units) at Sep. 30, 2011	1,814,569		1,814,569
Ending Balance (General Partner Units) at Sep. 30, 2011	10,861,546	10,861,613

Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Income (loss) from continuing operations	$ 250	$ 775	$ 1,575	$ 2,075	$ (1,676)
Income from discontinued operations	433	49	0	0	3,431
Net income	683	824	1,575	2,075	1,755
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,098	5,281	7,225	6,958	6,859
Gain on sale of marketable securities	(192)	0	0	0	0
Loss on sale or disposal of assets	17	113	160	196	223
Bad debt expense	379	339	536	877	731
Share-based compensation	233	219	297	1,013	0
Changes in operating assets and liabilities:
Escrows and acquisition deposits	385	3,893	3,840	(3,700)	(3,590)
Accrued rent and accounts receivable	(994)	(213)	(748)	(511)	(225)
Unamortized lease commissions and loan costs	(728)	(514)	(783)	(634)	(813)
Prepaid expenses and other assets	599	515	446	527	417
Accounts payable and accrued expenses	97	(2,141)	(2,319)	2,096	655
Tenants' security deposits	188	74	166	1	31
Net cash provided by operating activities	6,332	8,341	10,395	8,898	2,612
Net cash provided by operating activities of discontinued operations	(8)	69	0	0	8
Cash flows from investing activities:
Additions to real estate	(3,966)	(2,439)	(4,143)	(3,611)	(5,153)
Real estate acquisitions	(34,020)	(2,225)	(8,625)	(5,619)	0
Investments in marketable securities	(13,520)	0	0	0	0
Proceeds from sales of marketable securities	7,252	0	0	0	0
Net cash used in investing activities	(44,254)	(4,664)	(12,768)	(9,230)	(5,153)
Net cash used in investing activities of discontinued operations	1,553	0	0		(8)
Cash flows from financing activities:
Distributions paid to OP unit holders	(8,396)	(5,276)	(7,407)	(6,926)	(8,672)
Proceeds from issuance of OP Units	59,667	23,020	22,970	0	0
Proceeds from notes payable	2,905	1,430	1,430	9,557	95,053
Repayments of notes payable	(2,356)	(2,231)	(2,957)	(8,725)	(78,990)
Payments of loan origination costs	(374)	(98)	(98)	(288)	(2,672)
Repurchase of common shares	0	(249)	(249)	0	0
Net cash provided by (used in) financing activities	51,446	16,596	13,689	(6,382)	4,719
Net increase (decrease) in cash and cash equivalents	15,069	20,342	11,316	(6,714)	2,178
Cash and cash equivalents at beginning of period	17,591	6,275	6,275	12,989	10,811
Cash and cash equivalents at end of period	$ 32,660	$ 26,617	$ 17,591	$ 6,275	$ 12,989

Consolidated Cash Flows Supplemental Cash Flow Information (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 4,271	$ 4,217	$ 5,621	$ 5,535	$ 5,189
Cash paid for taxes	215	262	262	223	224
Non cash investing and financing activities:
Disposal of fully depreciated real estate	162	468	598	564	698
Financed insurance premiums	649	616	616	568	476
Acquisition of real estate in exchange for OP units			0	3,625	0
Disposal of real estate in settlement of lawsuit			0	0	7,844
Reclassification of dividend reinvestment shares with rescission rights			606	0	(606)
Change in fair value of available-for-sale securities	$ (1,881)	$ 0	$ 0	$ 0	$ 0

Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS [Abstract]
Business Description and Basis of Presentation
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Whitestone REIT Operating Partnership, L.P., a Delaware limited partnership, together with its subsidiaries (collectively, the “Partnership”), was formed on December 31, 1998 to conduct substantially all of the operations for its sole general partner, Whitestone REIT (“Whitestone” or the “General Partner”). Whitestone was formed as a real estate investment trust, pursuant to the Texas Real Estate Investment Trust Act on August 20, 1998. In July 2004, Whitestone changed its state of organization from Texas to Maryland pursuant to a merger of Whitestone directly with and into a Maryland real estate investment trust formed for the sole purpose of the reorganization and the conversion of each outstanding common share of beneficial interest of the Texas entity into 1.42857 common shares of beneficial interest of the Maryland entity. As the general partner of the Partnership, Whitestone has the exclusive power to manage and conduct the business of the Partnership, subject to certain customary exceptions. As of December 31, 2010, 2009 and 2008, we owned and operated 38, 36, and 35 retail, warehouse and office properties in and around Houston, Dallas, San Antonio, Chicago and Phoenix.

Organization and Description of Business	9 Months Ended
Sep. 30, 2011
Interim Financial Statements [Abstract]
Interim Financial Statements
INTERIM FINANCIAL STATEMENTS

INTERIM FINANCIAL STATEMENTS

The consolidated financial statements included in this report are unaudited; however, amounts presented in the consolidated balance sheet as of December 31, 2010 are derived from our audited consolidated financial statements at that date.  The unaudited financial statements as of September 30, 2011 have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information on a basis consistent with the annual audited consolidated financial statements and with the instructions to Form 10-Q.

The consolidated financial statements presented herein reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of the financial position of the Partnership and our subsidiaries as of September 30, 2011, and the results of operations for the three and nine month periods ended September 30, 2011 and 2010, the consolidated statement of changes in partners' capital for the nine month period ended September 30, 2011 and cash flows for the nine month periods ended September 30, 2011 and 2010.  All of these adjustments are of a normal recurring nature.  The results of operations for the interim period are not necessarily indicative of the results expected for a full year.  The statements should be read in conjunction with the audited consolidated financial statements and the notes thereto which are included in our Annual Report on Form 10-K for the year ended December 31, 2010.

Business.  Whitestone REIT Operating Partnership, L.P., a Delaware limited partnership, was formed on December 31, 1998 to conduct, together with its subsidiaries, substantially all of the operations for its sole general partner, Whitestone REIT. Whitestone was formed as a real estate investment trust (“REIT”), pursuant to the Texas Real Estate Investment Trust Act on August 20, 1998.  In July 2004, Whitestone changed its state of organization from Texas to Maryland pursuant to a merger of Whitestone directly with and into a Maryland REIT formed for the sole purpose of the reorganization and conversion of each outstanding common share of beneficial interest of the Texas entity into 1.42857 Class A common shares of beneficial interest (the "Class A common shares") of the Maryland entity.  As the general partner of the Partnership, Whitestone has the exclusive power to manage and conduct the business of the Partnership, subject to certain customary exceptions.  As of September 30, 2011 and December 31, 2010, we owned and operated 41 and 38 commercial properties, respectively, in and around Houston, Dallas, San Antonio, Chicago and Phoenix.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies
 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation.  The accompanying consolidated financial statements include the accounts of the Partnership and its subsidiaries. All net income (loss) is allocated between the General Partner and the limited partners based on the weighted-average percentage ownership of the Partnership during the year.  Issuance of additional Class A or Class B common shares of beneficial interest in Whitestone (collectively the "common shares") and units of limited partnership interest in the Partnership that are convertible into cash or, at Whitestone's option, common shares on a one-for-one basis (“OP Units”) changes the ownership interests of both the Partnership and Whitestone.

Basis of Accounting.  Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred.

Use of Estimates.   The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates that we use include the estimated fair values of properties acquired, the estimated useful lives for depreciable and amortizable assets and costs, the estimated allowance for doubtful accounts and estimates supporting our impairment analysis for the carrying values of our real estate assets.  Actual results could differ from those estimates.

Reclassifications.  We have reclassified certain prior fiscal year amounts in the accompanying consolidated financial statements in order to be consistent with the current fiscal year presentation.  These reclassifications had no effect on net income or equity.

Marketable Securities. We classify our existing marketable equity securities as available-for-sale in accordance with the Financial Accounting Standards Board's ("FASB") Investments-Debt and Equity Securities guidance. These securities are carried at fair value with unrealized gains and losses reported in partners' capital as a component of accumulated other comprehensive income or loss. The fair value of the marketable securities is determined using Level 1 inputs under FASB Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures." Level 1 inputs represent quoted prices available in an active market for identical investments as of the reporting date. Gains and losses on securities sold are based on the specific identification method, and are reported as a component of interest, dividend and other investment income. We recognized a gain on the sale of marketable securities of approximately  $154,000 and  $192,000 for the three and nine months ended September 30, 2011, respectively. No gain or loss was recognized for the three or nine months ended September 30, 2010. As of September 30, 2011, our investment in available-for-sale marketable securities was approximately  $4.6 million, which includes an aggregate unrealized loss of approximately  $1.9 million.

Share-Based Compensation.   From time to time, Whitestone awards nonvested restricted common share awards or restricted common share unit awards which may be converted into common shares, to trustees, executive officers and employees under its 2008 Long-Term Equity Incentive Ownership Plan (the “2008 Plan”).  The vast majority of the awarded shares and units vest when certain performance conditions are met.  We recognize compensation expense when achievement of the performance conditions is probable based on Whitestone's most recent estimates using the fair value of the shares as of the grant date.  For the three months ended September 30, 2011 and 2010, we recognized  $78,000 and  $76,000 in share-based compensation expense, respectively, and for the nine months ended September 30, 2011 and 2010, we recognized  $233,000 and  $219,000, respectively.

See our Annual Report on Form 10-K for the year ended December 31, 2010 for further discussion on significant accounting policies.

Recent Accounting Pronouncements.  There are no new unimplemented accounting pronouncements that are expected to have a material impact on our results of operations, financial position or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation.  The accompanying consolidated financial statements include the accounts of the Partnership and it subsidiaries. All significant inter-company balances have been eliminated. Capital is allocated between the General Partner and limited partners based on the weighted-average percentage ownership of the Partnership during the year. Issuance of additional Class A or Class B common shares of beneficial interest in Whitestone (collectively, the “common shares”) and units of limited partnership interest in the Partnership that are convertible into cash or, at Whitestone’s option, common shares on a one for one basis (“OP units”) changes the ownership interests of both the Partnership and Whitestone.

Basis of Accounting.  Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred.

Use of Estimates.   The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates that we use include the allocated purchase price of acquired properties, the estimated useful lives for depreciable and amortizable assets and costs, the estimated allowance for doubtful accounts, the estimated fair value of interest rate swaps and the estimates supporting our impairment analysis for the carrying values of our real estate assets.  Actual results could differ from those estimates.

Reclassifications.  We have reclassified certain prior fiscal year amounts in the accompanying consolidated financial statements in order to be consistent with the current fiscal year presentation. All of these adjustments are of a normal recurring nature with the exception of a retroactive restatement of share and unit counts and per share and per unit amounts to reflect Whitestone's 1-for-3 reverse share split in August 2010. For further details see Note 12, Equity.

Share-Based Compensation.   From time to time Whitestone awards nonvested restricted common share awards or restricted common share unit awards which may be converted into common shares, to trustees, executive officers and employees under its 2008 Long-Term Equity Incentive Ownership Plan (the “2008 Plan”).  The vast majority of the awarded shares and units vest when certain performance conditions are met.  We recognize compensation expense when achievement of the performance conditions is probable based on Whitestone's management’s most recent estimates using the fair value of the shares as of the grant date.  We recognized  $0.3 million and  $1.0 million in share-based compensation expense for the years ended December 31, 2010 and December 31, 2009, respectively.  No share-based compensation expense was recognized prior to 2009 as no awards had been granted.

Revenue Recognition.  All leases on our properties are classified as operating leases, and the related rental income is recognized on a straight-line basis over the terms of the related leases.  Differences between rental income earned and amounts due per the respective lease agreements are capitalized or charged, as applicable, to accrued rent receivable.  Percentage rents are recognized as rental income when the thresholds upon which they are based have been met.  Recoveries from tenants for taxes, insurance, and other operating expenses are recognized as revenues in the period the corresponding costs are incurred.  We have established an allowance for doubtful accounts against the portion of tenant accounts receivable which is estimated to be uncollectible.

Cash and Cash Equivalents.  We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  Cash and cash equivalents as of December 31, 2010 and 2009 consist of demand deposits at commercial banks and brokerage accounts.

Real Estate

Development Properties.  Land, buildings and improvements are recorded at cost. Expenditures related to the development of real estate are carried at cost which includes capitalized carrying charges and development costs. Carrying charges, primarily interest, real estate taxes and loan acquisition costs, and direct and indirect development costs related to buildings under construction, are capitalized as part of construction in progress. The capitalization of such costs ceases when the property, or any completed portion, becomes available for occupancy. Prior to that time, we expense these costs as acquisition expense.  No interest was capitalized for the years ended December 31, 2010 and 2009.  Approximately  $0.4 million in interest was capitalized for the year ended December 31, 2008.

Acquired Properties and Acquired Lease Intangibles.  We allocate the purchase price of the acquired properties to land, building and improvements, identifiable intangible assets and to the acquired liabilities based on their respective fair values. Identifiable intangibles include amounts allocated to acquired out-of-market leases, the value of in-place leases and customer relationship value, if any. We determine fair value based on estimated cash flow projections that utilize appropriate discount and capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends and specific market and economic conditions that may affect the property. Factors considered by management in our analysis of determining the as-if-vacant property value include an estimate of carrying costs during the expected lease-up periods considering market conditions, and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and estimates of lost rentals at market rates during the expected lease-up periods, tenant demand and other economic conditions. Whitestone's management also estimates costs to execute similar leases including leasing commissions, tenant improvements, legal and other related expenses. Intangibles related to out-of-market leases and in-place lease value are recorded as acquired lease intangibles and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. Premiums or discounts on acquired out-of-market debt are amortized to interest expense over the remaining term of such debt.

Depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 39 years for the buildings and improvements.  Tenant improvements are depreciated using the straight-line method over the life of the improvement or remaining term of the lease, whichever is shorter.

Impairment.  We review our properties for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the assets, including accrued rental income, may not be recoverable through operations.  We determine whether an impairment in value has occurred by comparing the estimated future cash flows (undiscounted and without interest charges), including the estimated residual value of the property, with the carrying cost of the property.  If impairment is indicated, a loss will be recorded for the amount by which the carrying value of the property exceeds its fair value.  Whitestone's management has determined that there has been no impairment in the carrying value of our real estate assets as of December 31, 2010.

Accrued Rent and Accounts Receivable.  Included in accrued rent and accounts receivable are base rents, tenant reimbursements and receivables attributable to recording rents on a straight-line basis. An allowance for the uncollectible portion of accrued rents and accounts receivable is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends.  As of December 31, 2010 and 2009, we had an allowance for uncollectible accounts of  $1.3 million and  $0.9 million, respectively. During 2010, 2009 and 2008, we recorded bad debt expense in the amount of  $0.5 million,  $0.9 million and  $0.7 million, respectively, related to tenant receivables that we specifically identified as potentially uncollectible based on our assessment of each tenant’s credit-worthiness.  Bad debt expenses and any related recoveries are included in property operation and maintenance expense.

Unamortized Lease Commissions and Loan Costs.  Leasing commissions are amortized using the straight-line method over the terms of the related lease agreements.  Loan costs are amortized on the straight-line method over the terms of the loans, which approximates the interest method.

Prepaids and Other Assets.  Prepaids and other assets include escrows established pursuant to certain mortgage financing arrangements for real estate taxes and insurance and acquisition deposits which include earnest money deposits on future acquisitions.

Federal Income Taxes.  Whitestone elected to be taxed as a real estate investment trust ("REIT") under the Code beginning with our taxable year ended December 31, 1999.  As a REIT, Whitestone generally is not subject to federal income tax on income that it distributes to its shareholders.  If Whitestone fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate rates.  We believe that Whitestone is organized and operates in such a manner as to qualify to be taxed as a REIT, and that it intends to operate so as to remain qualified as a REIT for federal income tax purposes.

State Taxes.  In May 2006, the State of Texas adopted House Bill 3, which modified the state’s franchise tax structure, replacing the previous tax based on capital or earned surplus with one based on margin (often referred to as the “Texas Margin Tax”) effective with franchise tax reports filed on or after January 1, 2008.  The Texas Margin Tax is computed by applying the applicable tax rate (1% for us) to the profit margin, which, generally, will be determined for us as total revenue less a 30% standard deduction.  Although House Bill 3 states that the Texas Margin Tax is not an income tax, FASB Accounting Standards Codification ("ASC") 740, “Income Taxes” applies to the Texas Margin Tax.  We have recorded a margin tax provision of  $0.3 million,  $0.2 million and  $0.2 million for the Texas Margin Tax for each of the years ended December 31, 2010, 2009 and 2008.

Derivative Instruments.  We have initiated a program designed to manage exposure to interest rate fluctuations by entering into financial derivative instruments.  The primary objective of this program is to comply with debt covenants on a credit facility.  We sometimes enter into interest rate swap agreements with respect to amounts borrowed under certain of our credit facilities, which effectively exchanges existing obligations to pay interest based on floating rates for obligations to pay interest based on fixed LIBOR rates.

We have adopted provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) which requires for items appropriately classified as cash flow hedges, that changes in the market value of the instrument and in the market value of the hedged item be recorded as other comprehensive income or loss with the exception of the portion of the hedged items that are considered ineffective.  The derivative instruments are reported at fair value as other assets or other liabilities as applicable.  As of December 31, 2010 and 2009, we did not have any interest rate swaps.

Fair Value of Financial Instruments.  Our financial instruments consist primarily of cash, cash equivalents, accounts receivable, derivative instruments, accounts and notes payable.  The carrying value of cash, cash equivalents, accounts receivable and accounts payable are representative of their respective fair values due to the short-term nature of these instruments.   The fair value of our debt obligations is representative of its carrying value based upon current rates offered for similar types of borrowing arrangements.  The fair value of interest rate swaps (used for hedging purposes) is the estimated amount that the financial institution would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties.

Concentration of Risk.  Substantially all of our revenues are obtained from office, warehouse and retail locations in the Houston, Dallas and San Antonio, Texas metropolitan areas. We maintain cash accounts in major U.S. financial institutions. The terms of these deposits are on demand to minimize risk. The balances of these accounts sometimes exceed the federally insured limits, although no losses have been incurred in connection with these deposits.

Comprehensive Loss.  In October 2007, we entered into an interest rate swap which was designated as a cash flow hedge.  Amounts recorded to other comprehensive income are  $0.0 million,   $0.0 million and  $0.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.  This swap matured in October 2008.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2010
DERIVATIVES AND HEDGING [Abstract]
Derivative Instruments and Hedging Activities Disclosure
DERIVATIVES AND HEDGING

On September 28, 2007, we entered into an interest rate swap transaction which was designated as a cash flow hedge.  The effective date of the swap transaction was October 1, 2007, which had a total notional amount of  $70 million, and fixed the swap rate at 4.77% plus the LIBOR margin through October 1, 2008. The purpose of this swap was to mitigate the risk of future fluctuations in interest rates on our variable rate debt.  We determined that this swap was highly effective in offsetting future variable interest cash flows on variable rate debt.  During 2008, the balance in other comprehensive loss as of December 31, 2007 was amortized to interest expense.

On September 28, 2007, in conjunction with the execution of the  $70 million interest rate swap transaction, we terminated an interest rate swap transaction that was initiated on March 16, 2006.  This swap transaction had a total notional amount of  $30 million, was at a fixed rate of 5.09% plus the LIBOR margin and was set to mature on March 11, 2008.  As a result of this termination ( $0.03) million is included in other income in our consolidated statements of operations for the year ended December 31, 2007.

Accrued Rents and Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Rent and Accounts Receivable, net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
ACCRUED RENT AND ACCOUNTS RECEIVABLE, NET

Accrued rent and accounts receivable, net consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	September 30, 2011	December 31, 2010

Tenant receivables	$1,729	$1,700
Accrued rent and other recoveries	4,764	4,256
Allowance for doubtful accounts	(1,184)	(1,265)
Total	$5,309	$4,691

ACCRUED RENT AND ACCOUNTS RECEIVABLE, NET

Accrued rent and accounts receivable, net, consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	December 31,
	2010	2009
Tenant receivables	$1,742	$1,770
Accrued rent	4,288	3,636
Allowance for doubtful accounts	(1,304)	(894)
Other receivables	—	2
Totals	$4,726	$4,514

Unamortized Leasing Commissions and Loan Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Unamortized Leasing Commissions and Loan Costs [Abstract]
Other Deferred Costs Disclosures
UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	September 30, 2011	December 31, 2010

Leasing commissions	$5,361	$4,939
Deferred financing cost	2,720	2,307
Total cost	8,081	7,246
Less: leasing commissions accumulated amortization	(3,027)	(2,661)
Less: deferred financing cost accumulated amortization	(1,436)	(1,011)
Total cost, net of accumulated amortization	$3,618	$3,574

UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	December 31,
	2010	2009
Leasing commissions	$4,971	$4,601
Deferred financing costs	2,307	2,208
Total cost	7,278	6,809
Less: leasing commissions accumulated amortization	(2,669)	(2,246)
Less: deferred financing cost accumulated amortization	(1,011)	(590)
Total cost, net of accumulated amortization	$3,598	$3,973

A summary of expected future amortization of deferred costs is as follows (in thousands):

	Leasing	Deferred Financing
Years Ended December 31,	Commissions	Costs	Total
2011	$731	$440	$1,171
2012	568	440	1,008
2013	388	364	752
2014	251	39	290
2015	157	13	170
Thereafter	207	—	207
Total	$2,302	$1,296	$3,598

Future Minimum Lease Income	12 Months Ended
Dec. 31, 2010
FUTURE MINIMUM LEASE INCOME [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
FUTURE MINIMUM LEASE INCOME

We lease the majority of our properties under noncancelable operating leases which provide for minimum base rentals plus, in some instances, contingent rentals based upon a percentage of the tenants’ gross receipts.

A summary of minimum future rentals to be received (exclusive of renewals, tenant reimbursements, and contingent rentals) under noncancelable operating leases in existence at December 31, 2010 is as follows (in thousands):

Years Ended December 31,	Minimum Future Rents
2011	$24,186
2012	20,036
2013	14,448
2014	9,972
2015	6,415
Thereafter	14,536
Total	$89,593

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt Disclosure
DEBT

Debt consists of the following (in thousands):

Description	September 30, 2011	December 31, 2010
Fixed rate notes
$3.0 million 6.00% Note, due 2021 (1)	$2,986	$—
$10.0 million 6.04% Note, due 2014	9,370	9,498
$1.5 million 6.50% Note, due 2014	1,477	1,496
$11.2 million 6.52% Note, due 2015	10,800	10,908
$21.4 million 6.53% Notes, due 2013	19,683	20,142
$24.5 million 6.56% Note, due 2013	23,708	24,030
$9.9 million 6.63% Notes, due 2014	9,292	9,498
$0.5 million 5.05% Notes, due 2011	158	13
Floating rate note
$26.9 million LIBOR + 2.82% Note, due 2013	24,760	25,356
	$102,234	$100,941

(1)
The 6.00% interest rate is fixed through March 30, 2016. On March 31, 2016 the interest rate will reset to the rate of interest for a five year balloon note with a thirty year amortization as published by the Federal Home Loan Bank.

As of September 30, 2011, our debt was collateralized by 24 properties with a carrying value of  $111.6 million.  Our loans contain restrictions that would require the payment of prepayment penalties for the acceleration of outstanding debt and are secured by deeds of trust on certain of our properties and by assignment of certain rents and leases associated with those properties.  As of September 30, 2011, we are in compliance with all loan covenants.

On June 14, 2011, the Partnership entered into an agreement with Harris Bank, part of BMO Financial Group, effective June 13, 2011 for an unsecured revolving credit facility (the "Facility") with an initial committed amount of  $20 million. The Facility is expandable to  $75 million and matures two years from closing, with a 12-month extension available upon lender approval. Whitestone will use the Facility for general corporate purposes, including acquisitions and redevelopment of existing properties in our portfolio.

Borrowings under the Facility accrue interest (at our option), based on total indebtedness to total asset value ratio, at either the Eurodollar Loan Rate or the Base Rate at 3.5% to 4.5% and 2.5% to 3.5%, respectively. Base Rate means the higher of: (i) (a) the bank's prime commercial rate, (b) the average rate quoted the bank by two or more Federal funds brokers selected by the bank for sale to the bank at face value of Federal funds in the secondary market in an amount equal or comparable to the principal amount for which such rate is being determined, plus (ii) 1/2 of 1%, and (c) the LIBOR rate for such day plus 1.00%.
Eurodollar Loan Rate means LIBOR divided by the Eurodollar Reserve Percentage. The Eurodollar Reserve Percentage means the maximum reserve percentage at which reserves are imposed by the Board of Governors of the Federal Reserve System.

The Facility contains customary terms and conditions, including, without limitation, affirmative and negative covenants, such as information reporting requirements, maximum total indebtedness to total asset value, minimum earnings before interest, tax, depreciation and amortization ("EBITDA") to fixed charges, and maintenance of net worth. The Facility also contains customary events of default with customary cure and notice, including, without limitation, nonpayment, breach of covenant, misrepresentation of representations and warranties in a material respect, cross-default to other major indebtedness, change of control, bankruptcy, and loss of Whitestone's REIT tax status. Whitestone is currently in compliance with these covenants. As of September 30, 2011, no amounts were drawn on the Facility, and our borrowing capacity was  $20 million.

Scheduled maturities of our debt as of September 30, 2011 are as follows (in thousands):

Amount Due
Year	(in thousands)

2011	$795
2012	2,636
2013	66,488
2014	19,191
2015	10,315
2016 and thereafter	2,809
Total	$102,234

DEBT

Notes payable

Below is a detailed explanation of notes payable including key terms and maturities (in thousands):

	Year Ended
	December 31,
Description	2010	2009
Fixed rate notes
$10.0 million 6.04% Note, due 2014	$9,498	$9,646
$1.5 million 6.50% Note, due 2014	1,496	—
$11.2 million 6.52% Note, due 2015	10,908	11,043
$21.4 million 6.53% Notes, due 2013	20,142	20,721
$24.5 million 6.56% Note, due 2013	24,030	24,435
$9.9 million 6.63% Notes, due 2014	9,498	9,757
$0.5 million 5.05% Notes, due 2011 and 2010	13	52
Floating rate note
$26.9 million LIBOR + 2.60% Note, due 2013	25,356	26,128
	$100,941	$101,782

Our debt was collateralized by 23 operating properties as of December 31, 2010 with a combined net book value of  $110.1 million and 21 operating properties at December 31, 2009 with a combined net book value of  $108.7 million.  Our loans contain restrictions that would require the payment of prepayment penalties for the acceleration of outstanding debt and are secured by deeds of trust on certain of our properties and the assignment of certain rents and leases associated with those properties.
On September 10, 2010, we executed a promissory note (the "Promissory Note") in the amount of  $1.5 million (the "New Loan") payable to MidFirst Bank, a federally chartered savings association (MidFirst), with an applicable interest rate of 6.5% per annum. Monthly payments of  $10,128 began on November 1, 2010 and continue thereafter on the first day of each calendar month until February 1, 2014. The Promissory Note is secured by a second lien deed of trust on our Windsor Park retail facility located in Windcrest, Texas, a first lien deed of trust on our Brookhill office/flex building located in Houston, Texas and a first lien deed of trust on our Zeta office building located in Houston, Texas. The funds from the Promissory Note are being used for capital improvements to Windsor Park.
The loan documents executed in connection with the Promissory Note (the "Loan Documents") included a Limited Guaranty by us of the Promissory Note until the Windsor Park construction is completed. Following this event, we will remain liable for the deficiency, if any, following a foreclosure of property securing the Promissory Note; provided that upon the occurrence of certain "Full Recourse Events" defined in the Loan Documents, our obligations shall convert to a full guarantee of the New Loan.
In connection with the Promissory Note, the Loan Documents also provided for a modification of our existing loan with MidFirst in the amount of  $10,000,000 (the "Existing Loan"). The Loan Documents provide that the promissory note executed in connection with the Existing Loan is modified to be secured, in part, by second liens on the Brookhill and Zeta Buildings, as well as certain other modifications for the purpose of cross collateralizing and cross-defaulting the two loans. The Existing Loan is also modified by the Modification of Promissory Note which provide that payments of  $61,773 began on October 1, 2010 and continue thereafter on the first day of each calendar month until February 1, 2014. Finally, the Loan Documents included the Modification of Limited Guaranty, which provided that the Limited Guaranty executed in connection with the Existing Loan was only for the deficiency, if any, following the foreclosure of property securing the Existing Loan; provided that upon the occurrence of certain "Full Recourse Events" defined in the Modification of Limited Guaranty, our obligations shall convert to a full guarantee of the Existing Loan.
Our loans are subject to customary financial covenants.  As of December 31, 2010, we were in compliance with all loan covenants.

Annual maturities of notes payable as of December 31, 2010 are due during the following years (in thousands):

Amount Due
Year	(in thousands)

2011	$2,459
2012	2,579
2013	66,424
2014	19,209
2015	10,270
2016 and thereafter	—
Total	$100,941

Earnings Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
 EARNINGS PER OP UNIT

Basic earnings per OP Unit for the Partnership's unitholders is calculated by dividing income from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the Partnership's weighted-average OP Units outstanding during the period.  Diluted earnings per OP Unit for the Partnership's unitholders is computed by dividing income from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the weighted-average number of OP Units including any dilutive unvested restricted shares.

Certain of Whitestone's performance-based restricted common shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per OP Unit.

For the three and nine months ended September 30, 2011, distributions of  $53,000 and  $160,000, respectively, were made to the holders of certain restricted common shares,  $49,000 and  $147,000 of which were charged against earnings for the three and nine months ended September 30, 2011, respectively.  For the three and nine months ended September 30, 2010, distributions of  $58,000 and  $196,000, respectively, were made to the holders of certain restricted common shares,  $52,000 and  $175,000 of which were charged against earnings for the three and nine months ended September 30, 2010, respectively.  See Note 11 to our accompanying consolidated financial statements for information related to restricted common shares under the 2008 Plan.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010
(in thousands, except per unit data)
Numerator:
Income continuing operations	$289	$217	$250	$775
Dividends paid on unvested restricted shares	(4)	(6)	(13)	(21)
Undistributed earnings attributable to unvested restricted shares	—	—	—	—
Income from continuing operations excluding amounts attributable
to unvested restricted shares	285	211	237	754
Income from discontinued operations	386	17	433	49
Net income excluding amounts attributable to unvested
restricted shares	$671	$228	$670	$803

Denominator:
Weighted average number of units - basic	12,676	5,714	10,166	5,211
Effect of dilutive securities:
Unvested restricted shares	12	20	15	31
Weighted average number of units - dilutive	12,688	5,734	10,181	5,242

Earnings Per Unit:
Basic:
Income from continuing operations excluding amounts attributable
to unvested restricted shares	$0.02	$0.04	$0.02	$0.14
Income from discontinued operations	0.03	—	0.05	0.01
Net income excluding amounts attributable to unvested
restricted shares	$0.05	$0.04	$0.07	$0.15
Diluted:
Income from continuing operations excluding amounts attributable
to unvested restricted shares	$0.02	$0.04	$0.02	$0.14
Income from discontinued operations	0.03	—	0.05	0.01
Net income excluding amounts attributable to unvested
restricted shares	$0.05	$0.04	$0.07	$0.15

EARNINGS PER UNIT

Basic earnings per unit for the Partnership's unitholders is calculated by dividing income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the Partnership's weighted-average units outstanding during the period.  Diluted earnings per unit is computed by dividing the net income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the weighted-average number of Partnership units including any dilutive unvested restricted shares.

Certain of Whitestone’s performance restricted common shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per unit.

For the year ended December 31, 2010, distributions of  $251,000 were made to the holders of certain restricted common shares,  $224,000 of which were charged against earnings.  For the year ended December 31, 2009, distributions of  $277,000 were made to holders of certain restricted common shares,  $250,000 of which were charged against earnings, and no distributions were made on the performance restricted common shares prior to 2009.  See Note 13 for information related to restricted common shares under the 2008 Plan.

	Year Ended December 31,
(in thousands, except per unit data)	2010	2009	2008
Numerator:
Income (loss) from continuing operations	$1,575	$2,075	$(1,676)
Dividends paid on unvested restricted shares	(27)	(27)	—
Undistributed earnings attributable to unvested restricted shares	—	—	—
Income (loss) from continuing operations excluding amounts attributable to
unvested restricted shares	1,548	2,048	(1,676)
Income from discontinued operations	—	—	3,431
Net income excluding amounts attributable to unvested restricted shares	$1,548	$2,048	$1,755
Denominator
Weighted average number of units - basic	5,705	4,930	4,884
Effect of dilutive securities:
Unvested restricted shares	29	66	—
Weighted average number of units - dilutive	5,734	4,996	4,884
Basic earnings per unit:
Income (loss) from continuing operations excluding amounts attributable to
unvested restricted shares	$0.27	$0.42	$(0.34)
Income from discontinued operations	—	—	0.70
Net income excluding amounts attributable to unvested restricted shares	$0.27	$0.42	$0.36
Diluted earnings per unit:
Income (loss) from continuing operations excluding amounts attributble to
unvested restricted shares	$0.27	$0.41	$(0.34)
Income from discontinued operations	—	—	0.70
Net income excluding amounts attributable to unvested restricted shares	$0.27	$0.41	$0.36

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Tax Disclosure
INCOME TAXES

Federal income taxes are not provided because we are taxed as a partnership and the liability incurred is that of our partners. Federal taxes are not provided for Whitestone because it intends to continue to and believes it qualifies as a REIT under the provisions of the Internal Revenue Code (the "Code") and because it has distributed and intends to continue to distribute all of its taxable income to its shareholders. Whitestone's shareholders include their proportionate taxable income in their individual tax returns. As a REIT, Whitestone must distribute at least 90% of its real estate investment trust taxable income to its shareholders and meet certain income sources and investment restriction requirements. In addition, REITs are subject to a number of organizational and operational requirements. If Whitestone fails to qualify as a REIT in any taxable year, Whitestone will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

During 2010, Whitestone discovered that it may have inadvertently violated the “5% asset test,” as set forth in Section 856(c)(4)(B)(iii)(I) of the Code, for the quarter ended March 31, 2009 as a result of utilizing a certain cash management arrangement with a commercial bank. If its investment in a commercial paper investment sweep account through such cash management agreement is not treated as cash, and is instead treated as a security of a single issuer for purposes of the “5% asset test,” then it failed the “5% asset test” for the first quarter of its 2009 taxable year. Whitestone believes, however, that if it failed the “5% asset test,” its failure would be considered due to reasonable cause and not willful neglect and, therefore, it would not be disqualified as a REIT for its 2009 taxable year. It would be, however, subject to certain reporting requirements and a tax equal to the greater of  $50,000 or 35% of the net income from the commercial paper investment account during the period in which it failed to satisfy the “5% asset test.” The amount of such tax was  $50,000, and it paid such tax on April 27, 2010.

If the IRS were to assert that Whitestone failed the “5% asset test” for the first quarter of its 2009 taxable year and that such failure was not due to reasonable cause, and the courts were to sustain that position, Whitestone's status as a REIT would terminate as of December 31, 2008. Whitestone would not be eligible to again elect REIT status until its 2014 taxable year. Consequently, it would be subject to federal income tax on its taxable income at regular corporate rates without the benefit of the dividends-paid deduction, and cash available for distributions to its shareholders and our partners would be reduced.

Taxable income differs from net income for financial reporting purposes principally due to differences in the timing of recognition of interest, real estate taxes, depreciation and rental revenue.

In May 2006, the State of Texas adopted the Texas Margin Tax effective with franchise tax reports filed on or after January 1, 2008. The Texas Margin Tax is computed by applying the applicable tax rate (1% for us) to the profit margin, which generally will be determined for us as total revenue less a 30% standard deduction.  Although House Bill 3 states that the Texas Margin Tax is not an income tax, SFAS No. 109, “Accounting for Income Taxes” (“SFAS No. 109”) which is codified in FASB ASC 740, Income Taxes (“ASC 740”) applies to the Texas Margin Tax.  For the three months ended September 30, 2011 and 2010, we recognized  $54,000 and  $56,000 in margin tax provision, respectively, and for the nine months ended September 30, 2011 and 2010, we recognized  $164,000 and  $161,000 in margin tax provision, respectively.

FEDERAL INCOME TAXES

Federal income taxes are not provided because we are taxed as a partnership and the liability incurred is that of our partners. As our general partner, Whitestone intends to and believes it qualifies as a REIT under the provisions of the Code and because it has distributed and intends to continue to distribute all of its taxable income to its shareholders. Whitestone's shareholders include their proportionate taxable income in their individual tax returns. As a REIT, Whitestone must distribute at least 90% of its real estate investment trust taxable income to their shareholders and meet certain income sources and investment restriction requirements. In addition, REITs are subject to a number of organizational and operational requirements. If Whitestone fails to qualify as a REIT in any taxable year, Whitestone will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.
During 2010, Whitestone discovered that it may have inadvertently violated the “5% asset test,” as set forth in Section 856(c)(4)(B)(iii)(I) of the Code, for the quarter ended March 31, 2009 as a result of utilizing a certain cash management arrangement with a commercial bank. If its investment in a commercial paper investment sweep account through such cash management agreement is not treated as cash, and is instead treated as a security of a single issuer for purposes of the “5% asset test,” then it failed the “5% asset test” for the first quarter of our 2009 taxable year. Whitestone believes, however, that if it failed the “5% asset test,” its failure would be considered due to reasonable cause and not willful neglect and, therefore, it would not be disqualified as a REIT for its 2009 taxable year. It would be, however, subject to certain reporting requirements and a tax equal to the greater of  $50,000 or 35% of the net income from the commercial paper investment account during the period in which it failed to satisfy the “5% asset test.” The amount of such tax was  $50,000, and it paid such tax on April 27, 2010.
If the IRS were to assert that Whitestone failed the “5% asset test” for the first quarter of our 2009 taxable year and that such failure was not due to reasonable cause, and the courts were to sustain that position, Whitestone's status as a REIT would terminate as of December 31, 2008. Whitestone would not be eligible to again elect REIT status until its 2014 taxable year. Consequently, it would be subject to federal income tax on its taxable income at regular corporate rates without the benefit of the dividends-paid deduction, and cash available for distributions to its shareholders and our partners would be reduced.
Taxable income differs from net income for financial reporting purposes principally due to differences in the timing of recognition of interest, real estate taxes, depreciation and rental revenue.

For federal income tax purposes, the cash dividends distributed to Whitestone's shareholders are characterized as follows for the years ended December 31:

	2010	2009	2008
Ordinary income (unaudited)	37.8%	40.5%	3.8%
Return of capital (unaudited)	62.2%	59.5%	67.6%
Capital gain distributions (unaudited)	—%	—%	28.6%
Total	100.0%	100.0%	100.0%

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
 RELATED PARTY TRANSACTIONS

Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, Whitestone entered into an arrangement with Mr. Mastandrea, Whitestone's chief executive officer, with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, Whitestone engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, Whitestone will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below  $2,450,000, not to exceed  $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first  $450,000 plus any taxes will be paid in cash. Any amount payable in excess of  $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of Whitestone's board of trustees, as of the time of the sale of the residence.

The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires Whitestone to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. Whitestone has previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

RELATED PARTY TRANSACTIONS

Spoerlein Commons Acquisition.  On January 16, 2009, we acquired Spoerlein Commons, a property located in Buffalo Grove, Illinois. We acquired Spoerlein Commons pursuant to the terms and conditions of the purchase, sale and contribution agreement dated December 18, 2008, between us and Bank One Chicago, NA as trustee under a trust agreement dated January 29, 1986 (the “Seller”). Midwest Development Venture IV (“Midwest”) is the sole beneficiary of the Seller under the trust agreement.

An independent appraiser valued Spoerlein Commons at  $9.6 million. In exchange for this property, we paid the Seller  $5.5 million, received credit for net prorations of  $0.3 million and issued 234,637 OP Units, valued at  $15.45 per unit, or an aggregate of  $3.6 million, for a total purchase price of  $9.4 million.

Midwest, the sole beneficiary of the Seller, was entitled to all earnings and proceeds from the sale of Spoerlein Commons. James C. Mastandrea, Whitestone's Chairman, President and Chief Executive Officer, is the controlling limited partner in Midwest. Because of Mr. Mastandrea’s relationship with the Seller, a special committee of the independent trustees determined the terms of the transaction, which included the use of an independent appraiser to value Spoerlein Commons.

Our OP Units were issued in reliance on the exemption from registration provided by Section 4(2) under the Securities Act of 1933, as amended. The issuance was not effected using any form of general advertising or general solicitation, and the issuance was made to a qualified investor.

The OP Units received by Midwest were convertible on a one-for-one basis into cash or, at Whitestone's option, its Class A common shares at any time after July 1, 2009 in accordance with the terms of the limited partnership agreement. The Seller was not entitled to any distributions with respect to the OP Units prior to June 30, 2009. The results of Spoerlein Commons are included in our consolidated financial statements as of the date of the acquisition.
Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, we entered into an arrangement with Mr. Mastandrea with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, we engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, we will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below  $2,450,000, not to exceed  $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first  $450,000 plus the tax on that amount will be paid in cash. Any amount payable in excess of  $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of the Board, as of the time of the sale of the residence. The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires us to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. We have previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

Partners' Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
Partners' Capital
 PARTNERS' CAPITAL

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50,000,000 Class A common shares of beneficial interest,  $0.001 par value per share (the "Class A shares"), up to 350,000,000 Class B common shares of beneficial interest,  $0.001 par value per share (the "Class B shares"), and up to 50,000,000 preferred shares of beneficial interest,  $0.001 par value per share.

Follow-On Offering
On May 10, 2011, Whitestone completed a public offering of 5,000,000 Class B common shares and the exercise of the underwriters' over-allotment option to purchase an additional 310,000 Class B common shares. The public offering price was  $12 per Class B common share.
Net proceeds, after payment of underwriting commissions and transaction costs, were approximately  $59.7 million.
Whitestone contributed the net proceeds from this offering to the Partnership in exchange for a 5,310,000 OP Units, thereby increasing its ownership interest in the Partnership. The Partnership intends to use the net proceeds from the offering (1) to acquire commercial properties in our target markets, directly from owners or by acquiring loans with the intent to acquire the underlying property through foreclosure or deed in lieu of foreclosure within a short period of time, (2) to redevelop and re-tenant existing properties to create Whitestone-branded Community Centered Properties and (3) for general corporate purposes.
Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business. Whitestone is the sole general partner of the Operating Partnership.  As of September 30, 2011, Whitestone owned an 85.7% interest in the Operating Partnership.

Limited partners in the Operating Partnership holding OP Units have the right to convert their OP Units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP Unit for one Class A common share.  Distributions to OP Unit holders are paid at the same rate per unit as dividends per share of Whitestone.  As of September 30, 2011 and December 31, 2010, there were 12,676,115 and 7,364,943 OP Units outstanding, respectively.  Whitestone owned 10,861,546 and 5,550,374 OP Units as of September 30, 2011 and December 31, 2010, respectively. The balance of the OP Units is owned by third parties, including certain of Whitestone's trustees.  Whitestone's weighted-average share ownership in the Partnership was approximately 82.2% and 65.2% for the nine months ended September 30, 2011 and September 30, 2010, respectively, and 85.7% and 68.2% for the three months ended September 30, 2011 and September 30, 2010, respectively.

 Dividends and distributions

The following table summarizes the cash distributions paid or payable to holders of OP Units during the four quarters of 2010 and the quarters ended March 31, 2011, June 30, 2011 and September 30, 2011 (in thousands, except per unit data):

	Whitestone		Limited Partners Other Than Whitestone		Total
Quarter Paid	Distribution Per OP Unit	Total Amount Paid	Distribution Per OP Unit	Total Amount Paid	Total Amount Paid
2011
Third Quarter	$0.2850	$3,115	$0.2850	$514	$3,629
Second Quarter	0.2850	2,121	0.2850	515	2,636
First Quarter	0.2850	1,616	0.2850	515	2,131
Total	$0.8550	$6,852	$0.8550	$1,544	$8,396

2010
Fourth Quarter	$0.2850	$1,616	$0.2850	$514	$2,130
Third Quarter	0.2850	1,203	0.2850	515	1,718
Second Quarter	0.3375	1,176	0.3375	610	1,786
First Quarter	0.3375	1,163	0.3375	610	1,773
Total	$1.2450	$5,158	$1.2450	$2,249	$7,407

Exchange Offer

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP Units (the “Exchange Offer”). The Exchange Offer expired at 5:00 p.m., EDT, on Monday, October 3, 2011, and 867,789 Class A common shares and 453,642 OP Units were accepted for exchange.

EQUITY

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50 million Class A common shares of beneficial interest,  $0.001 par value per share, up to 350 million Class B common shares of beneficial interest,  $0.001 par value per share, and up to 50 million preferred shares of beneficial interest,  $0.001 par value per share.

Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business.  Whitestone is the sole general partner of the operating partnership.  As of December 31, 2010, Whitestone owned a 75.4% interest in the Operating Partnership.

Limited partners in the Operating Partnership holding OP Units have the right to convert their OP Units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP Unit for one Class A common share.  Distributions to OP Unit holders are paid at the same rate per unit as dividends per share of Whitestone.  Subject to certain restrictions, OP Units are not convertible into Class A common shares until the later of one year after acquisition or an initial public offering of the common shares.  As of December 31, 2010 and December 31, 2009, there were 7,364,943 and 5,139,541 OP Units outstanding, respectively.  Whitestone owned 5,550,374 and 3,324,941 OP Units as of December 31, 2010 and December 31, 2009, respectively. The balance of the OP Units is owned by third parties, including certain trustees.  Whitestone's weighted-average share ownership in the Partnership was approximately 70.18%, 64.67% and 64.62% for the years ended December 31, 2010, 2009 and 2008, respectively.

Recapitalization, listing and offering of Whitestone's Class B common shares
On August 24, 2010, Whitestone filed with the State Department of Assessments and Taxation of Maryland (the “SDAT”) amendments to its declaration of trust that (i) changed the name of all of its common shares of beneficial interest, par value  $0.001 to Class A common shares, (the "Class A common shares") (ii) effected a 1-for-3 reverse share split of its Class A common shares and (iii) changed the par value of its Class A common shares to  $0.001 per share after the reverse share split. In addition, it filed with the SDAT articles supplementary to its declaration of trust that created a new class of common shares of beneficial interest, par value  $0.001, entitled “Class B common shares” (the “Class B common shares” and collectively with Class A common shares, the “common shares”). Share and unit counts and per share and unit amounts have been retroactively restated to reflect Whitestone's 1-for-3 reverse share split in August 2010.
In August 2010, in connection with the listing of Whitestone's Class B common shares on the NYSE-Amex, it offered and subsequently issued 2.2 million Class B common shares which resulted in  $23.0 million in net offering proceeds to Whitestone, and Whitestone then contributed the proceeds to us in exchange for 2.2 million OP units. As of December 31, 2010, Whitestone had 3,471,187 Class A common shares outstanding and 2,200,000 Class B common shares outstanding, and we had 1,814,569 OP units outstanding to limited partners. Each Class B common share has the following rights:

•	the right to vote together with Class A common shareholders on all matters submitted to Whitestone’s shareholders;

•	one vote on all matters voted upon by Whitestone’s shareholders;

•	the right to receive dividends equal to any dividends declared on the Class A common shares; and

•	liquidation rights equal to the liquidation rights of each Class A common share.

Distributions

The following tables summarize the cash distributions paid or payable to holders of OP Units during the years ended December 31, 2010 and 2009.

	Whitestone		Limited Partners Other Than Whitestone		Total
Quarter Paid	Distribution Per OP Unit	Total Amount Paid	Distribution Per OP Unit	Total Amount Paid	Total Amount Paid
2010
Fourth Quarter	$0.2850	$1,616	$0.2850	$514	$2,130
Third Quarter	0.2850	1,203	0.2850	515	1,718
Second Quarter	0.3375	1,176	0.3375	610	1,786
First Quarter	0.3375	1,163	0.3375	610	1,773
Total	$1.2450	$5,158	$1.2450	$2,249	$7,407

2009
Fourth Quarter	$0.3375	$1,163	$0.3375	$610	$1,773
Third Quarter	0.3375	1,163	0.3375	610	1,773
Second Quarter	0.3375	1,163	0.3375	530	1,693
First Quarter	0.3375	1,156	0.3375	531	1,687
Total	$1.3500	$4,645	$1.3500	$2,281	$6,926

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
 COMMITMENTS AND CONTINGENCIES

We are subject to various legal proceedings and claims that arise in the ordinary course of business.  These matters are generally covered by insurance.  While the resolution of these matters cannot be predicted with certainty, management believes the final outcome of such matters will not have a material adverse effect on our consolidated financial statements.

Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, Whitestone entered into an arrangement with Mr. Mastandrea, Whitestone's chief executive officer, with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, Whitestone engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, Whitestone will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below  $2,450,000, not to exceed  $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first  $450,000 plus any taxes will be paid in cash. Any amount payable in excess of  $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of Whitestone's board of trustees, as of the time of the sale of the residence.

The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires Whitestone to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. Whitestone has previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

COMMITMENTS AND CONTINGENCIES

We are a participant in various legal proceedings and claims that arise in the ordinary course of our business.  These matters are generally covered by insurance.  While the resolution of these matters cannot be predicted with certainty, we believe that the final outcome of these matters will not have a material effect on our financial position, results of operations, or cash flows.

Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, we entered into an arrangement with Mr. Mastandrea with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, Whitestone engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, we will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below  $2,450,000, not to exceed  $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first  $450,000 plus the tax on that amount will be paid in cash. Any amount payable in excess of  $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of Whitestone's Board, as of the time of the sale of the residence. The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires us to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. We have previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

Incentive Share Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Incentive Share Plan [Abstract]
Employee Incentive Share Plan
 INCENTIVE SHARE PLAN

On July 29, 2008, Whitestone's shareholders approved the 2008 Long-Term Equity Incentive Ownership Plan (the “2008 Plan”). On December 22, 2010, Whitestone's Board of Trustees amended the 2008 Plan to allow for awards in or related to Class B common shares pursuant to the 2008 Plan. The 2008 Plan, as amended, provides that awards may be made with respect to Class B common shares of Whitestone or OP Units, which may be converted into cash or, at Whitestone's option, Class A common shares of Whitestone. The maximum aggregate number of Class B common shares that may be issued under the 2008 Plan is increased upon each issuance of Class A or Class B common shares by Whitestone (including issuances pursuant to the 2008 Plan) so that at any time the maximum number of shares that may be issued under the 2008 Plan shall equal 12.5% of the aggregate number of Class A and Class B common shares of Whitestone and OP Units issued and outstanding (other than treasury shares and/or units issued to or held by Whitestone).

The Compensation Committee of Whitestone’s Board of Trustees administers the 2008 Plan, except with respect to awards to non-employee trustees, for which the 2008 Plan is administered by Whitestone’s Board of Trustees.  The Compensation Committee is authorized to grant stock options, including both incentive stock options and non-qualified stock options, as well as stock appreciation rights, either with or without a related option. The Compensation Committee is also authorized to grant restricted Class B common shares, restricted Class B common share units, performance awards and other share-based awards.

A summary of the share-based incentive plan activity as of and for the nine months ended September 30, 2011 is as follows:

	Shares	Weighted-Average Grant Date Fair Value (1)
Non-vested at January 1, 2011	522,441	$12.48
Granted	—	—
Vested	(5,169)	15.45
Forfeited	(13,249)	11.17
Non-vested as of September 30, 2011	504,023	$12.48
Available for grant at September 30, 2011	1,245,638

(1)	The fair value of the Class A common shares granted were determined based on observable market transactions occurring near the date of the grants.

A summary of Whitestone's nonvested and vested shares activity for the nine months ended September 30, 2011 and years ended December 31, 2010, and 2009 is presented below:

	Shares Granted		Shares Vested
	Non-Vested Shares Issued	Weighted-Average Grant-Date Fair Value	Vested Shares	Total Vest-Date Fair Value
				(in thousands)
Nine months ended September 30, 2011	—	$—	(5,169)	$80
Year ended December 31, 2010	31,858	14.09	(55,699)	695
Year ended December 31, 2009	600,731	12.37	—	—

Total compensation recognized in earnings for share-based payments was  $69,000 and  $68,000 for the three months ended September 30, 2011 and September 30, 2010, respectively, and  $208,000 and  $185,000 for the nine months ended September 30, 2011 and September 30, 2010, respectively, which represents achievement of the first performance-based target and anticipated vesting of certain restricted shares with time-based vesting.  With our current asset base, Whitestone's management does not expect to achieve the next performance-based target.  Should we increase our asset base, Whitestone's management may achieve the next performance-based target.  As of September 30, 2011, there was no unrecognized compensation cost related to outstanding nonvested performance-based shares based on Whitestone's management's current estimates. As of September 30, 2011, there was approximately  $130,000 in unrecognized compensation cost related to outstanding nonvested time-based shares which are expected to be recognized over a weighted-average period of approximately two years. The fair value of the shares granted during the years ended December 31, 2010 and 2009 was determined based on observable market transactions occurring near the date of the grants.

INCENTIVE SHARE PLAN

On July 29, 2008, Whitestone's shareholders approved the 2008 Long-Term Equity Incentive Ownership Plan (the “Plan”). On December 22, 2010, Whitestone's board amended the Plan to allow for the issuance of Class B common shares pursuant to the Plan. The Plan, as amended, provides that awards may be made with respect to Class B common shares of Whitestone or OP units, which may be converted into Class A common shares of Whitestone. The maximum aggregate number of Class B common shares that may be issued under the Plan is increased upon each issuance of Class A or Class B common shares by Whitestone (including issuances pursuant to the Plan) so that at any time the maximum number of shares that may be issued under the Plan shall equal 12.5% of the aggregate number of Class A and Class B common shares of Whitestone and OP units issued and outstanding (other than treasury shares and/or units issued to or held by Whitestone).

The Compensation Committee of Whitestone’s Board of Trustees administers the Plan, except with respect to awards to non-employee trustees, for which the Plan is administered by Whitestone’s Board of Trustees.  The Compensation Committee is authorized to grant stock options, including both incentive stock options and non-qualified stock options, as well as stock appreciation rights, either with or without a related option. The Compensation Committee is also authorized to grant restricted Class B common shares, restricted Class B common share units, performance awards and other share-based awards.

On January 6, 2009, the Compensation Committee, pursuant to the Plan, granted to certain of Whitestone's officers restricted Class A common shares and restricted Class A common share units subject to certain restrictions. The restricted Class A common shares and restricted Class A common share units will vest based on certain performance goals (as specified in the award agreement). The grantee is the record owner of the restricted Class A common shares and has all rights of a shareholder with respect to the restricted Class A common shares, including the right to vote the restricted Class A common shares and to receive dividends and distributions with respect to the restricted Class A common shares. The grantee has no rights of a shareholder with respect to the restricted Class A common share units, including no right to vote the restricted Class A common share units and no right to receive current dividends and distributions with respect to the restricted Class A common share units until the restricted Class A common share units are fully vested and convertible to Class A common shares of Whitestone.

A summary of the share-based incentive plan activity as of and for the year ended December 31, 2010 is as follows:

	Shares	Weighted-Average Grant Date Fair Value (1)
Non-vested at January 1, 2010	588,564	$12.39
Granted	31,858	14.09
Vested	(55,699)	12.48
Forfeited	(42,282)	12.52
Non-vested at December 31, 2010	522,441	$12.48
Available for grant at December 31, 2010	473,814

(1)	The fair value of the shares granted were determined based on observable market transactions occurring near the date of the grants.

A summary of our nonvested and vested shares activity for the years ended December 31, 2010, 2009 and 2008 is presented below:

	Shares Granted		Shares Vested
Year Ended	Non-Vested Shares Issued	Weighted-Average Grant-Date Fair Value	Vested Shares	Total Vest-Date Fair Value
				(in thousands)
2010	31,858	$14.09	(55,699)	$695
2009	600,731	12.37	—	—
2008	—	—	—	—

Total compensation recognized in earnings for share-based payments for the years ended December 31, 2010 and December 31, 2009 was  $0.3 million and  $1.0 million, respectively, which represents achievement of the first performance-based target and anticipated vesting of certain restricted shares with time-based vesting.  With our current asset base, Whitestone's management does not expect to achieve the next performance-based target.  Should we increase our asset base, Whitestone may achieve the next performance-based target.  As a result, as of December 31, 2010, there was no unrecognized compensation cost related to outstanding nonvested performance-based shares based on management’s current estimates.  As of December 31, 2010, there was approximately  $0.2 million in unrecognized compensation cost related to outstanding nonvested time-based shares which are expected to be recognized over a weighted-average period of approximately three years. There was no share-based compensation expense prior to 2009.  The fair value of the shares granted during the years ended December 31, 2010 and 2009 was determined based on observable market transactions occurring near the date of the grants.

Grants to Trustees	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Grants to Trustees [Abstract]
Trustee Incentive Shares
GRANTS TO TRUSTEES
On March 25, 2009, each of Whitestone's independent trustees was granted 1,667 restricted Class A common shares which vest in equal installments in 2010, 2011, and 2012. During the nine months ended September 30, 2011, 2,224 of these restricted shares vested. These restricted shares were granted pursuant to individual grant agreements and not pursuant to Whitestone's 2008 Plan.
The 8,333 Class A common shares granted to Whitestone's five independent trustees had a weighted average grant date fair value of  $14.81 per share, resulting in total unrecognized compensation cost of approximately  $15,000 as of September 30, 2011, which is expected to be recognized over a weighted-average period of approximately one year. The fair value of the shares granted during 2009 was determined based on observable market transactions occurring near the date of the grants.

GRANTS TO TRUSTEES
On March 25, 2009, each of Whitestone's five independent trustees was granted 1,667 restricted Class A common shares which vest in equal installments in 2010, 2011, and 2012. During the year ended December 31, 2010, 3,891 of these restricted shares vested. These restricted shares were granted pursuant to individual grant agreements and were not pursuant to our 2008 Plan.
The 8,333 Class A common shares granted to Whitestone's five independent trustees had a weighted average grant date fair value of  $14.81 per share, resulting in total unrecognized compensation cost of approximately  $40,000 as of December 31, 2010, which is expected to be recognized over a weighted-average period of approximately one year. The fair value of the shares granted during 2009 was determined based on observable market transactions occurring near the date of the grants.

Involuntary Conversion	12 Months Ended
Dec. 31, 2010
INVOLUNTARY CONVERSION [Abstract]
Involuntary Conversion
INVOLUNTARY CONVERSION

Involuntary conversion was a gain of  $0.6 million for the year ended December 31, 2010.  The involuntary conversion gain of  $0.6 million recognized during the year ended December 31, 2010 represents the completion of the repairs to the 31 properties impacted by Hurricane Ike at costs that were lower than we estimated as of December 31, 2009. The estimated costs were sensitive to the scope requirements of our lenders and labor and material costs of our vendors, and the final costs incurred were more favorable than we anticipated.

During the year ended December 31, 2009, we completed a settlement of our insurance claims related to our 31 properties damaged by Hurricane Ike.  The settlement was  $7.0 million in its entirety, with  $6.5 million allocated to casualty claims and approximately  $0.5 million allocated to loss of rents claims.  For the year ended December 31, 2009, the  $6.5 million in insurance proceeds allocated to casualty losses were offset by accrued repair costs of  $5.1 million resulting in a gain of  $1.4 million.  The remaining  $0.1 million in involuntary conversion gain for the year ended December 31, 2009 was realized on an insurance settlement we completed during 2009 on a chiller unit at our Uptown Tower property in Dallas, Texas.

Hurricane Ike-related repair costs of approximately  $0.4 million included in involuntary conversion loss during the year ended December 31, 2008.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segment Reporting Disclosure	SEGMENT INFORMATION Historically, management has not differentiated results of operations by property type or location and therefore does not present segment information.	SEGMENT INFORMATION Our management historically has not differentiated by property types and therefore does not present segment information.

Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Real Estate [Abstract]
Real Estate Disclosure
REAL ESTATE

Property Acquisitions. On August 8, 2011, we acquired Terravita Marketplace, a property that meets our Community Centered Property strategy, containing 102,733 leasable square feet, inclusive of 51,434 square feet leased to two tenants under ground leases, located in Scottsdale, Arizona for approximately  $16.1 million in cash and net prorations. Terravita Marketplace is surrounded by the gated golf course residential community of Terravita, which was developed by DelWebb Corporation/Pulte, with homes in the  $250,000 to  $1 million range.

On August 16, 2011, we acquired Ahwatukee Plaza Shopping Center, a property that meets our Community Centered Property strategy for approximately  $9.3 million in cash and net prorations. The center contains 72,650 leasable square feet, located in Ahwatukee Foothills neighborhood in south Phoenix, Arizona.

Discontinued Operations. On July 22, 2011, we sold Greens Road Plaza, located in Houston, Texas, for  $1.8 million in cash and net prorations. We expect to reinvest the proceeds from the sale of the 20,607 square foot property located in Northeast Houston in acquisitions of Community Centered Properties in our target markets in Arizona, Texas, and Illinois. As a result of the transaction, we have identified the financial results for the property for the three and nine months ended September 30, 2011 and 2010 and presented them as Discontinued Operations.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2011	2010	2011	2010
Property revenues
Rental revenues	$10	$43	$107	$133
Other revenues	2	34	71	105
Total property revenues	12	77	178	238

Property expenses
Property operation and maintenance	20	37	89	121
Real estate taxes	3	8	23	24
Total property expenses	23	45	112	145

Other expenses (income)
Depreciation and amortization	—	14	29	42
Total other expense	—	14	29	42

Income before loss on disposal of assets and income taxes	(11)	18	37	51

Provision for income taxes	—	(1)	(1)	(2)
Loss on sale or disposal of assets	397	—	397	—

Income from discontinued operations	$386	$17	$433	$49

REAL ESTATE

As of December 31, 2010, we owned 38 commercial properties in the Houston, Dallas, San Antonio, Phoenix and Chicago areas comprising approximately 3.2 million square feet of total area.

In November 2010, we acquired a property that meets our Community Centered Property strategy, containing 111,227 leasable square feet located in central Phoenix, Arizona for approximately  $6.4 million in cash and net prorations. The property, Sunnyslope, a Class B community center, is situated in an ideal location across the street from John C. Lincoln Hospital, the major employer in the area, and within a quarter mile from Sunnyslope High School.

In September 2010, we acquired a property that meets our Community Centered Property strategy, containing 28,547 leasable square feet located in Scottsdale, Arizona for approximately  $2.2 million in cash and net prorations. The property, The Citadel, a Class A community center, is strategically located at a prime intersection at Pinnacle Peak and Pima Roads.

In January 2009, we acquired a property that meets our Community Centered Property strategy, containing 41,396 leasable square feet located in Buffalo Grove, Illinois for approximately  $9.4 million, including cash of  $5.5 million, issuance of 703,912 OP units valued at approximately  $3.6 million and credit for net prorations of  $0.3 million.  The property, Spoerlein Commons, is a two-story complex of retail, medical and professional office tenants.  We acquired the property from Midwest Development Venture IV, an Illinois limited partnership controlled by James C. Mastandrea, our Chairman, President and Chief Executive Officer.  Because of Mr. Mastandrea’s relationship with the seller, a special committee consisting solely of the independent trustees, negotiated the terms of the transaction, which included the use of an independent appraiser to value the property.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP Units (the “Exchange Offer”). The Exchange Offer expired at 5:00 p.m., EDT, on Monday, October 3, 2011, and 867,789 Class A common shares and 453,642 OP Units were accepted for exchange.

Select Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
SELECT QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Quarterly Financial Information
SELECT QUARTERLY FINANCIAL DATA (unaudited)

The following is a summary of our unaudited quarterly financial information for the years ended December 31, 2010 and 2009 (in thousands, except per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010
Revenues from continuing operations	$7,709	$7,832	$7,933	$8,059
Net income	335	255	234	751
Earnings per share:
Basic - Net income (1)	$0.07	$0.05	$0.04	$0.10
Diluted - Net income (1)	$0.07	$0.05	$0.04	$0.10
2009
Revenues from continuing operations	$8,044	$8,203	$8,484	$7,954
Net income (loss)	(32)	72	930	1,105
Earnings per share:
Basic - Net income (loss) (1)	$(0.01)	$0.01	$0.19	$0.22
Diluted - Net income (loss) (1)	(0.01)	0.01	0.18	0.22

(1)
The sum of individual quarterly basic and diluted earnings per share amounts may not agree with the year-to-date basic and diluted earning per share amounts as the result of each period's computation being based on the weighted average number of common shares outstanding during that period.